Summary of significant accounting policies	12 Months Ended
Dec. 31, 2018
Summary of significant accounting policies
Summary of significant accounting policies

3. Summary of significant accounting policies

The principal accounting policies applied in the preparation of these financial statements are set out below. Expect as described below, these policies have been consistently applied to all years presented.

The Group has initially adopted IFRS 15, Revenue from Contracts with Customers, and IFRS 9, Financial Instruments, on January 1, 2018. A number of other new standards are effective from January 1, 2018 but these do not have a material effect on the Company’s consolidated financial statements. Changes to significant accounting policies are described below.

Due to the transition methods chosen by the Group in applying these standards, comparative information throughout these financial statements has not been restated to reflect the requirements of the new standards.

Consolidation

Subsidiaries are entities controlled by the Group. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases.

Intercompany balances and transactions are eliminated in preparing the consolidated financial statements.

A joint venture is an arrangement in which the Group has joint control, whereby the Group has rights to the net assets of the arrangement, rather than rights to its assets and obligations for its liabilities. Interests in the joint venture are accounted for using the equity method. They are initially recognized at cost, which includes transaction costs. Subsequent to initial recognition, the consolidated financial statements include the Group’s share of the profit or loss and other comprehensive income of equity-accounted investees, until the date on which significant influence or joint control ceases.

Revenues from contracts with customers

IFRS 15 establishes a comprehensive framework for determining whether, how much and when revenue is recognized. It replaced IAS 18, Revenue, IAS 11, Construction Contracts, and related interpretations. The Group has adopted IFRS 15 using the cumulative effect method, with the effect of initially applying this standard recognized at the date of initial application (i.e. January 1, 2018). Accordingly, the information presented for 2017 has not been restated – i.e. it is presented, as previously reported, under IAS 18, IAS 11 and related interpretations. Additionally, the disclosure requirements in IFRS 15 have not generally been applied to comparative information.

The adoption of IFRS 15 resulted in minor impacts related to the revenue recognition regarding the revenue streams from maintenance as well as extended warranty contracts. Those impacts include immaterial timing differences for revenue recognition related to these types of contracts with customers. The new guidance is not expected to have a material impact to net income (loss) on an ongoing basis.

The following table summarizes the impact of transition to IFRS 15 on retained earnings as of January 1, 2018.

Impact at January 1, 2018	Impact on adopting IFRS 15 at January 1, 2018
(€ in thousands)
Retained earnings	(100)

Recognition of revenues from maintenance and extended warranty contracts	(100)

The following tables summarize the impacts of adopting IFRS 15 on the Company’s consolidated statement of financial position as of December 31, 2018 and its consolidated statement of comprehensive loss for the year then ended for each of the line items affected. There was no material impact on the Company’s consolidated statements of cash flows for the year ended December 31, 2018.

			Amounts without
12/31/2018	As reported	Adjustments	adoption of IFRS 15
	(€ in thousands)
Total assets	69,352	(405)	68,947

Current assets	37,936	(405)	37,531
Trade receivables	6,030	(405)	5,625

Total equity and liabilities	69,352	(405)	68,947

Current liabilities	6,302	(424)	5,878
Deferred income	—	228	228
Contract liabilities	817	(817)	--
Other liabilities and provisions	1,690	165	1,855

Equity	46,475	19	46,494
Accumulated deficit	(46,400)	19	(46,381)

A contract liability is recognized when the Company has received consideration (i.e. advance payment) from customers before satisfying a performance obligation, or has an unconditional right to payment under a non-cancellable contract before it transfers the related goods or services to the customer under maintenance and extended warranty contracts. Upon the adoption of IFRS 15, the Company reclassified the deferred income balance, which represents advance payment from customers, to contract liabilities.

			Amounts without
12/31/2018	As reported	Adjustments	adoption of IFRS 15
	(€ in thousands)
Revenue	26,009	(81)	25,928
Impairment loss on trade receivables under IFRS 15	(10)	10	--
Operating loss	(9,562)	(71)	(9,633)
Loss before income taxes	(8,753)	(71)	(8,824)
Net loss	(8,764)	(71)	(8,835)
Total comprehensive loss	(8,943)	(71)	(9,014)

The following table provides information about receivables and contract liabilities from contracts with customers.

	Note	December 31, 2018	January 1, 2018
		(€ in thousands)

Receivables, which are in included in 'trade and other receivables'		6,030	5,270
Contract liabilities		817	507

Upon adoption of IFRS 15, the Company changed the accounting policy on the revenue recognition relating to maintenance contracts are set out below.

Under IFRS 15, the Company recognizes revenue on the maintenance contracts based on the input method, such as the number of service visits or the provision of certain goods, in particular printheads, to measure the progress that depicts the transfer of control of the goods or services to the customer toward complete satisfaction of a performance obligation over time. Therefore the expected number of service visits and goods to be provided under a contract have been estimated by the Company’s service department based on historical experience. Under IAS 18, the Company recognized revenue on a straight-line basis over the contract term.

IFRS 15 did not have a significant impact on the Group’s accounting policies with respect to other revenue streams.

Revenue on the sale of new or refurbished 3D printers is recognized on at the point in time after completed installation of 3D printers at the customer site and evidenced through final acceptance by the customer. Customers obtain control of the 3D printers when the customers have accepted the assets.

From time to time, refurbished 3D printers which have been operating at the Company’s service centers for an average of 1.5 to 2.5 years, are routinely sold to customers. Prior to sale, such printers are fully refurbished, which includes the installation of a new printhead.

The Group provides customers with statutory warranty on all 3D printers for one year. The warranty presents assurance-type warranty and is not treated as a separate performance obligation. After the initial one-year warranty period, the Group offers its customers optional maintenance contracts, which are considered as individual performance obligations.

The Company, from time to time, offers to customers, to operate their purchased 3D printer and perform 3D printing on custom-ordered printed products for a temporary period before the customers’ facility is configured according to required technical specifications. The Company recognizes revenue for the use of space on Company premises over time under the term of the contracts. The Company recognizes revenue from the sale of customized printed products from the customer’s purchased 3D printer, upon transfer of the significant risks and rewards of ownership to the customers, generally upon shipment.

Revenue on the sale of customized printed products at the point in time when the significant risks and rewards of ownership of the assets is transferred to the customers, generally upon shipment.

Shipping, packaging and handling costs billed to customers for the sales of customized printed products and consumables are considered as separate performance obligation where the Company acts as a principal for the transportation service. The Company recognized the gross revenue at the point in time as the service is provided, i.e. upon shipment. Costs incurred by the Company associated with shipping, packaging and handling are included in selling expenses in the consolidated statements of comprehensive loss.

Invoices from revenue streams besides the sale of new or refurbished 3D printers are usually payable within 30 to 60 days. The Company also recognizes that longer payment periods are customary in some countries where it transacts business. To reduce credit risk in connection with machine sales, the Company may, depending upon the circumstances, require advance payments prior to shipment. On the sale of new or refurbished 3D printers, the Company generally require advance payments in full prior to shipment and require international customers to furnish letters of credit. These advance payments are recognized as contract liabilities. Maintenance contracts are generally billed to customers in advance on a monthly, quarterly, or annual basis, and are initially recorded as a contract liability as the Company has an enforceable right to payment after the contract has been signed.

The amount of revenue recognized for the fiscal year ended December, 31 2018 from performance obligations satisfied (or partially satisfied) in previous periods is € 0.1 million. This is mainly due to changes in the revenue recognition method on maintenance contracts.

The contract liabilities primarily relate to (1) the advance consideration received from customers before satisfying a performance obligation, or an unconditional right to payment under a non-cancellable contract before it transfers the related goods or services to the customer under maintenance contracts, for which revenue is recognized over time; and (2) the advance consideration received from customers for the sale of new or refurbished 3D printers, for which revenue is recognized when the customer has accepted the assets. The total amount of unfulfilled performance obligations for 3D printer sales and long term volume contracts is € 4.9 million. The Company expects to realize approximately 56% of such amount in 2019 and the remainder in 2020. The contract liabilities at the beginning of the current year have been fully recognized as revenue for the fiscal year ended December 31, 2018.

In the following table, revenue from contracts with customers is disaggregated by primary geographical market, and timing of revenue recognition. The table also includes a reconciliation of the disaggregated revenue with the Group’s reportable segments (see Note 20).

	Year ended December 31,
	SYSTEMS		SERVICES
	2018	2017	2018	2017

Primary geographical markets
EMEA	5,592	6,717	9,081	8,115
Asia Pacific	4,704	1,760	746	766
Americas	1,952	3,057	3,934	2,763
	12,248	11,534	13,761	11,644

Timing of revenue recognition
Products transferred at a point in time	11,188	10,627	13,761	11,644
Products and services transferred over time	1,060	907	--	--
Revenue from contracts with customers	12,248	11,534	13,761	11,644

In 2018, voxeljet leased two 3D printers (2017: one 3D printer and 2016: five 3D printers) to customers under operating leases. Rental income is recognized on a straight‑line basis over the term of the lease as revenue and is reported within the Systems segment.

Financial instruments

The adoption of IFRS 9 resulted in a minor increase in impairment losses recognized on trade receivables.

IFRS 9 sets out requirements for recognizing and measuring financial assets, financial liabilities and some contracts to buy or sell non-financial items. This standard replaces IAS 39, Financial Instruments.

The Company has applied the exemption not to restate comparative information for prior periods with respect to classification and measurement (including impairment) requirements. Differences in the carrying amounts of financial assets and financial liabilities resulting from the adoption of IFRS 9 are recognized in retained earnings and reserves as of January 1, 2018. Accordingly, the information presented for 2017 does not reflect the requirements of IFRS 9 but rather those of IAS 39.

The details of new accounting policies under IFRS 9 and the nature and effect of the changes to previous accounting policies are set out below.

The following table summarizes the impact, net of tax, of transition to IFRS 9 on the opening balance of retained earnings.

Impact on adopting IFRS 9
Impact at January 1, 2018	on opening balance
(€ in thousands)
Retained earnings	63

Recognition of additional expected credit losses under IFRS 9	63

Classification and measurement of financial assets and financial liabilities

IFRS 9 largely retains the existing requirements in IAS 39 for the classification and measurement of financial liabilities. However, it eliminates the previous IAS 39 categories for financial assets of held to maturity, loans and receivables and available for sale.

Under IFRS 9, on initial recognition, a financial asset is classified as measured at: amortized cost, fair value through other comprehensive income (FVOCI), or fair value through profit or loss (FVTPL). The classification of financial assets under IFRS 9 is generally based on the business model in which a financial asset is managed and its contractual cash flow characteristics.

A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as at FVTPL:

-	it is held within a business model whose objective is to hold assets to collect contractual cash flows; and
-	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding

On initial recognition of an equity investment that is not held for trading, the Company may irrevocably elect to record subsequent changes in the investment’s fair value in OCI. This election is made on an investment-by-investment basis.

All financial assets not classified as measured at amortized cost or FVOCI as described above are measured at FVTPL. This includes all derivative financial assets. On initial recognition, the Company may irrevocably designate a financial asset that otherwise meets the requirements to be measured at amortized cost or at FVOCI as at FVTPL if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise.

A financial asset (unless it is a trade receivable without a significant financing component that is initially measured at the transaction price) is initially measured at fair value plus, for an item not at FVTPL, transaction costs that are directly attributable to its acquisition.

Under IFRS 9, our investments in bond fund are classified as fair value through other comprehensive income (FVOCI). As permitted by IFRS 9, the Company has designated these investments at the date of initial application as measured at FVOCI.

Under IAS 39 as well as upon adoption of IFRS 9, our derivative financial instruments have been designated as at FVTPL.

Impairment of financial assets

IFRS 9 replaces the ‘incurred loss’ model in IAS 39 with an ‘expected credit loss’ (ECL) model. The new impairment model applies to financial assets measured at amortized cost, FVOCI and contract assets. Under IFRS 9, credit losses are recognized earlier than under IAS 39.

The Company’s financial assets at amortized cost consist of trade receivables and cash and cash equivalents. For cash and cash equivalents the adoption of IFRS 9 did not have any impact regarding impairment.

Under IFRS 9, loss allowances are measured on either of the following bases:

-	12-months ECLs: these are ECLs that result from possible default events within the 12 months after the reporting date; or
-	lifetime ECLs: these are ECLs that result from all possible default events over the expected life of a financial instrument.

When determining whether the credit risk of a financial asset has increased significantly since initial recognition and when estimating ECLs, the Company considers reasonable and supportable information that is relevant and available without undue cost or effort. This includes both quantitative and qualitative information and analysis, based on the Group’s historical experience and informed credit assessment and including forward-looking information.

The Company considers an investment to have low credit risk when its credit risk rating is equivalent to the globally understood definition of ‘investment grade’. The Company limits its exposure to credit risk by investing only in bond funds which are fully guaranteed by the financial institutions and therefore represents short term credit rating of A‑3 based on Standard & Poor’s or P‑2 based on Moody’s.

Trade receivables

The Company considers trade receivables which are in default individually prior to the application of the ECL model to the remaining population. The Company measures loss allowances for trade receivables at an amount equal to lifetime ECLs. ECLs are a probability-weighted estimate of credit losses. The Company calculates the ECL based on the risk scoring its customers’ according to an external rating agency. Following the risk score of each customer, the trade receivables are clustered into different grades. For each grade, the ECL is calculated after deducting from trade receivables a loss allowance based on actual credit loss experience. In addition the Company uses qualitative assessment of the trade receivables, where default has incurred.

Debt securities

The Group considers debt securities to have low credit risk when its credit risk rating is equivalent to the globally understood definition of ‘investment grade’. The Group limits its exposure to credit risk by investing only in bond funds which are fully guaranteed by the financial institutions and therefore represents short term credit rating of A‑3 based on Standard & Poor’s or P‑2 based on Moody’s.

Presentation of impairment

Loss allowances for financial assets measured at amortized cost are deducted from the gross carrying amount of the assets and presented within other operating expenses.

Impairment losses on financial assets classified as FVTPL and FVOCI are presented within the finance expense and other comprehensive income, respectively.

The following table presents the original measurement categories under IAS 39 and the new measurement categories under IFRS 9 for each class of the Company’s financial assets and financial liabilities as of January 1, 2018.

The effect of adopting IFRS 9 on the carrying amounts of financial assets at January 1, 2018 relates solely to the new impairment requirements.

			Original	New
	Original classification	New classification	carrying amount	carrying amount
01/01/2018	under IAS 39	under IFRS 9	under IAS 39	under IFRS 9
			(€ in thousands)
Financial assets			27,063	27,000

Non-current assets
Equity securities	Available‑for‑sale financial assets	FVOCI	5	5
Derivative financial instruments	A financial asset or financial liability at fair value through profit or loss	Mandatorily at FVTPL	352	352
Current assets
Bond funds	Available‑for‑sale financial assets	FVOCI	14,044	14,044
Cash and cash equivalents	Loans and receivables	Amortized cost	7,569	7,569
Trade receivables	Loans and receivables	Amortized cost	5,093	5,030

Financial liabilities			20,416	20,416

Non-current liabilities
Long-term debt	Financial liabilities measured at amortized cost	Amortized cost	16,242	16,242
Finance lease obligation	Financial liabilities measured at amortized cost	Amortized cost	171	171
Current liabilities
Bank overdraft	Financial liabilities measured at amortized cost	Amortized cost	58	58
Long-term debt	Financial liabilities measured at amortized cost	Amortized cost	796	796
Finance lease obligation	Financial liabilities measured at amortized cost	Amortized cost	308	308
Trade payables	Financial liabilities measured at amortized cost	Amortized cost	2,841	2,841

The following table reconciles the carrying amounts of financial assets under IAS 39 to the carrying amounts under IFRS 9 on transition to IFRS 9 on 1 January 2018.

	IAS 39 carrying amount at 31, December 2017	Reclassification	Remeasurement	IFRS 9 carrying amount at 1, January 2018
	(€ in thousands)

Financial assets
Amortized cost
Trade and other receivables:
Brought forward: Loans and receivables	5,093	--	--	--
Remeasurement	--	--	63	--
Carried forward: Amortized cost	--	--	--	5,030
Total amortized cost	5,093	--	63	5,030

Impact of the new impairment model

For assets in the scope of the IFRS 9 impairment model, impairment losses are generally expected to increase and become more volatile. The Company has determined that the application of IFRS 9’s impairment requirements at January 1, 2018 results in an additional impairment allowance as follows.

(€ in thousands)
Loss allowance at December 31, 2017 under IAS 39	482
Additional impairment recognized at January 1, 2018 on:
Trade and other receivables as at December 31, 2017	62
Additional trade receivables recognized on adoption of IFRS 15	1
Loss allowance at January 1, 2018 under IFRS 9	545

The following tables provide information about the exposure to credit risk and ECLs for trade receivables as of January 1, 2018 and December 31, 2018. This was calculated after a specific assessment of the trade receivables and after recording a specific debt allowance.

January 1, 2018
		Equivalent to external
		credit rating	Weighted-average	Gross carrying	Impairment loss	Net carrying
Grades		(Standard & Poor’s)	loss rate	amount	allowance	amount
				(€ in thousands)
Grades 1-4:	Low risk	BBB+ to AAA	0.2%	3,274	5	3,269
Grades 5-7:	Fair risk	B+ to BBB	1.3%	1,674	22	1,652
Grades 8-9:	Substandard	CCC- to B	7.0%	363	25	338
Grade 10:	Doubtful	C to CC	25.0%	14	3	11
Grade 11:	Loss	D	100.0%	8	8	--
				5,333	63	5,270

December 31, 2018
		Equivalent to external
		credit rating	Weighted-average	Gross carrying	Impairment loss	Net carrying
Grades		(Standard & Poor’s)	loss rate	amount	allowance	amount
				(€ in thousands)
Grades 1-4:	Low risk	BBB+ to AAA	0.2%	3,274	5	3,269
Grades 5-7:	Fair risk	B+ to BBB	1.3%	2,171	29	2,142
Grades 8-9:	Substandard	CCC- to B	7.0%	648	45	603
Grade 10:	Doubtful	C to CC	25.0%	22	6	16
Grade 11:	Loss	D	100.0%	72	72	--
				6,187	157	6,030

Cash and cash equivalents

Cash and cash equivalents are short‑term bank deposits and are not subject to a significant risk of change in value.

Research and development expenses

All research and development costs are charged to expense as incurred.

Government grants

Government grants awarded for project funding are recorded within other operating income in the consolidated statement of comprehensive loss if the related research and development costs have been incurred and provided that the conditions for the funding have been met. Until then, amounts received under government grants are recorded as deferred income in the statements of financial position.

Leases

Operating leases consist of various lease agreements for the rental of manufacturing facilities, office and warehouse space, vehicles, and office and IT equipment, expiring in various years through 2020. Rent expense under operating leases is charged to profit or loss on a straight‑line basis over the term of the lease.

Long Term Cash Incentive Plan

voxeljet has a Long-Term Cash Incentive Plan ("LTCIP"), a cash-settled share-based payment arrangement, that provides for cash awards to non-executive employees. Compensation cost is determined based on the grant-date fair value of the awards and recognized, net of estimated forfeitures due to termination of employment, on a straight-line basis over the requisite service period of the award and depending on the evaluation of certain performance and market conditions. The requisite service period is generally the vesting period stated in the award. The liability for these awards is measured at fair value at each reporting date until settlement and is classified within "other liabilities and provisions in the consolidated statement of financial position. As of December 31, 2017 the targets were not achieved and the LTCIP ceased.

Employee stock option plan

In April 2017, the Supervisory Board adopted and approved Option Plan 2017. The plan authorizes to grant shares of equity-settled stock options to employees and members of the management board. The Company’s stock-based compensation expense is estimated at the grant date based on the fair value of the award and is recognized as expense ratably over the requisite service period of the award. The Company calculates the fair value of each option award on the date of grant under the Monte Carlo simulation model. The determination of the grant date fair value of the awards using a simulation model is affected by our stock price as well as assumptions regarding a number of complex and subjective variables. These variables include the expected stock price volatility over the expected life of the awards, risk-free interest rates, and expected dividends. The risk free interest rate is equal to the U.S. Treasury constant maturity rates for the period equal to the expected life. The Company does not currently pay cash dividends on common stock and does not anticipate doing so in the foreseeable future. Accordingly, the expected dividend yield is zero.

Foreign currencies

The financial statements are presented in Euros, the functional currency of voxeljet AG.

Monetary transactions denominated in foreign currencies are translated to Euros at the exchange rates prevailing on the transaction date.

The financial statements of foreign subsidiaries are translated using the concept of the functional currency in accordance with IAS 21. The assets and liabilities of foreign subsidiaries are translated at the spot rate at the end of the period, while their income statement items are translated at average exchange rates for the respective periods. All resulting exchange differences are recognized in other comprehensive income. Gains and losses on foreign currency transactions are shown within other operating income and other operating expenses, respectively, in the consolidated statement of comprehensive loss.

The loans provided to voxeljet AG’s subsidiaries are not considered as net investments in foreign operations. Therefore, gains or losses from foreign exchange differences thereon are recognized in the statement of other comprehensive loss as “other operating income or expenses”.

The exchange rates that are most relevant for voxeljet’s consolidated financial statements are as follows:

Average exchange rates to Euro

December 31,	Average Rate
	USD	GBP	INR	CNY
2018	1.1810	0.8847	80.7332	7.8081
2017	1.1297	0.8767	73.5324	7.6290
2016	1.1069	0.8195	74.3717	7.3522

Year end exchange rates to Euro

December 31,	Year End Rate
	USD	GBP	INR	CNY
2018	1.1450	0.8945	79.7298	7.8751
2017	1.1993	0.8872	76.6055	7.8044

Income Tax

Income tax expense (benefit) consists of current and deferred tax expense and benefit in accordance with IAS 12.

Current income tax expense (benefit) is based on taxable profit (loss) for the year. Taxable profit (loss) differs from profit (loss) as reported in the statements of comprehensive income (loss) because it excludes items of income or expense that are taxable or deductible in other years and further excludes items that are never taxable or deductible. Current income tax expense (benefit) is calculated using tax rates that have been enacted or substantively enacted by the end of the respective reporting period.

Deferred income tax expense (benefit) is recognized on temporary differences between the carrying amounts of assets and liabilities in the statement of financial position and the corresponding tax basis used in the computation of taxable profit (loss).

Deferred tax liabilities are generally recognized for all taxable temporary differences and deferred tax assets, including for carry forward losses to the extent that it is probable that taxable profits will be available against which deductible temporary differences can be utilized. The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer more probable than not that sufficient taxable profits will be available to allow all or a part of the assets to be recovered.

Deferred tax expense (benefit) is calculated at the tax rates that are expected to apply in the periods when the liability is settled or the asset is realized, based on tax rates (and tax regulations) that have been enacted or substantively enacted by the end of the reporting period. The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Company expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities. Deferred tax expense (benefit) is charged or credited to profit or loss, except when it relates to items charged or credited directly to equity, in which case the deferred taxation is also recorded to equity.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off tax assets against tax liabilities and when they relate to income taxes levied by the same taxation authority and the Company intends to settle its current tax assets and liabilities on a net basis.

Intangible Assets

Intangible assets, including software, licenses and customer relationships, that are acquired by the Company and have a finite useful life are measured at cost less accumulated amortization and any impairment losses. Amortization for intangible assets with finite useful lives is recognized on a straight‑line basis over their useful lives.

The amortization of licenses is allocated to the cost of inventory and is included in cost of sales as 3D printers are sold; the amortization of software is mainly included in selling and administrative expenses.

The estimated useful economic lives of acquired intangible assets are presented in the following table:

USEFUL LIFE OF INTANGIBLE ASSETS

Software	3-5 years
Licenses	6-8 years

An intangible asset is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the item) is included in profit or loss in the period in which the item is derecognized.

Property, Plant and Equipment

Property, plant and equipment is carried at acquisition or manufacturing cost (for internally manufactured printers used in the Services segment) and depreciated on a straight‑line basis over the estimated useful lives of the related assets, taking into account estimated residual values. Except the sale of used printers, realized gains and losses are recognized upon disposal or retirement of the related assets and are reflected within other operating income or other operating expenses in the consolidated statement of comprehensive loss. Subsequent expenditures are capitalized only if it is probable that voxeljet will receive additional economic benefits from the particular asset associated with these expenditures, and the costs can be determined reliably. Repair and maintenance expenditures are expensed as incurred. Leased assets are depreciated over the shorter of the lease term and their useful lives unless it is reasonably certain that the Company will obtain ownership by the end of the lease term. In those cases the assets are depreciated over their useful lives. Land is not depreciated. Additions to property, plant and equipment relating to self‑constructed 3D printers are considered non‑cash transactions.

The estimated useful economic lives of items of property, plant and equipment are as follows:

USEFUL LIFE OF PROPERTY, PLANT AND EQUIPMENT

Leasehold improvements	6-9 years
Buildings	33 years
Plant and machinery	7-8 years
Printers leased to customers under operating lease	7-8 years
Other facilities, machinery and factory equipment	2-20 years
Office equipment	3-12 years

Useful lives, depreciation methods and residual values are reviewed at least annually and, in case they change significantly, depreciation charges for current and future periods are adjusted accordingly.

Inventories

Raw materials

Raw materials are measured at the lower of acquisition cost, as determined on the weighted average costs method, and net realizable value. Obsolete inventories are written off directly into cost of sales.

Work in progress and finished goods

Work in progress and finished goods are measured at the lower of manufacturing cost and net realizable value. Manufacturing costs comprise all costs that are directly attributable to the manufacturing process, such as direct material and labor, and production related overheads (based on normal operating capacity and normal consumption of material, labor and other production costs), including depreciation charges. Net realizable value is defined as the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs of the sale. For purposes of determining net realizable value, selling expenses include all costs expected to be incurred to make the sale, primarily shipping, packaging and handling as well as commissions.

We also use our own printers in our service centers. Unfinished printers are generally available to be sold if a customer requests a product with a specification which can be met by one of the products in progress. Accordingly, we classify printers as inventory until we remove a finished printer from our manufacturing warehouse to use it in a service center. The reclassification as property, plant and equipment, as a non-cash transaction, occurs at cost and depreciation starts at inception of service.

We evaluate the adequacy of our inventory reserves on a periodic basis in order to determine the need for an inventory reserve.

Impairment of non‑financial assets

The Company assesses at the end of each reporting period whether there is an indication that a non‑financial asset may be impaired. Such assets are tested for impairment if there are indicators that the carrying amounts may not be recoverable. An impairment loss is recognized in the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is defined as the higher of an asset’s fair value less cost to sell and its value in use. As individual assets do not generate largely independent cash flows, impairment testing is performed at the cash generating unit level. An individual fixed asset within a CGU cannot be written-down below fair value less cost incurred to sell the individual asset.

Earnings (loss) per share

Basic earnings per share amounts are calculated by dividing profit (loss) by the weighted average number of ordinary shares outstanding. There are no dilutive instruments issued and outstanding.

	2018	2017
	(in thousands of shares)

Issued ordinary shares at 1 January	3,720	3,720
Effect of shares issued on October 17, 2018	192	--
Effect of shares issued on November 8, 2018	29	--
Weighted-average number of ordinary shares at 31 December	3,941	3,720